Filed with the Securities and Exchange Commission on November 18, 2015

Securities Act of 1933 File No. 002-72101

Investment Company Act of 1940 File No. 811-03174

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 79

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 79

(Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

Deborah Bielicke Eades, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

Renee Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7616

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment (“PEA”) No. 79 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 18th day of November 2015

TOUCHSTONE TAX-FREE TRUST

By:_/s/ Jill T. McGruder__
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this PEA No. 79 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	November 18, 2015

Phillip R. Cox

*	Trustee	November 18, 2015

William C. Gale

*	Trustee	November 18, 2015

Susan J. Hickenlooper

*	Trustee	November 18, 2015

Kevin A. Robie

*_______________________________	Trustee	November 18, 2015

Edward J. VonderBrink
/s/ Jill T. McGruder
	Trustee and President	November 18, 2015
Jill T. McGruder

/s/ Terrie A. Wiedenheft
	Controller, Treasurer	November 18, 2015
Terrie A. Wiedenheft	and Principal Financial
Officer

*By:	_/s/ Terrie A. Wiedenheft____
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 76)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase